UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                                                    Washington, D.C. 20549

                                                      Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended: June 30, 2000
             Check here if Amendment [ ] ; Amendment Number:_________________

                                             This Amendment (Check only one.):
                                                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Shaker Investments, Inc.
Address:	20600 Chagrin Boulevard, Suite 801
		Cleveland, Ohio 44122

Form 13F File Number:   28-5322

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      David R. Webb
Title:                     Executive Vice President
Phone:                     (216) 921-2950

Signature, Place, and Date of Signing:

/s/  DAVID R. WEBB
[Signature]

Cleveland, Ohio
[City, State]

August 11, 2000
[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger (s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger (s) .)

                                                   Form 13F Summary Page

                                                        Report Summary:

Number of Other Included Managers:

                   0

Form 13F Information Table Entry Total:

                   82

Form 13F Information Table Value Total:

                   $ 1,390,243 (thousands)

List of Other Included Managers:

				Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   NONE

                               FORM 13F INFORMATION TABLE


                      Title of            Value      Shrs or  SH/PRN  PUT/CALL Investment  Other      Voting Authority
                      --------           -------     ------- -------- -------- ----------  ------     ----------------
Name of Issuer         Class   Cusip     (x$1000)    prn amt                   Discretion  Managers Sole    Share   None
--------------         -----  -------    --------    -------                   ----------- -------- -----   ------  ----

RF Micro Devices        COM   749941100  146,341    1,670,081  SH               Sole                1,670,081
Cognex Corporation      COM   192422103  133,440    2,578,550  SH               Sole                2,578,550
Xilinx Inc.             COM   983919101   90,797    1,099,734  SH               Sole                1,099,734
Microchip Technology    COM   595017104   90,681    1,556,338  SH               Sole                1,556,338
NOVA Corporation        COM   669784100   85,533    3,061,578  SH               Sole                3,061,578
ATMI                    COM   00207R101   64,925    1,396,230  SH               Sole                1,396,230
Atmel Corporation       COM   049513104   48,693    1,320,478  SH               Sole                1,320,478
KLA-Tencor Corp.        COM   482480100   47,827      816,690  SH               Sole                  816,690
Royal Caribbean Cruises COM   V7780T103   44,644    2,413,215  SH               Sole                2,413,215
Concord EFS Inc.        COM   206197105   40,720    1,566,135  SH               Sole                1,566,135
BMC Software            COM   055921100   40,306    1,104,742  SH               Sole                1,104,742
United Therapeutics     COM   91307C102   39,500      364,474  SH               Sole                  364,474
R & B Falcon Corp.      COM   74912E101   37,741    1,601,738  SH               Sole                1,601,738
Affiliated Computer     COM   008190100   36,948    1,117,520  SH               Sole                1,117,520
Incyte Genomics         COM   45337C102   34,750      422,809  SH               Sole                  422,809
PLX Technology Inc      COM   693417107   32,105      773,619  SH               Sole                  773,619
HNC Software            COM   40425P107   31,568      511,220  SH               Sole                  511,220
Semtech Corp.           COM   816850101   30,744      401,965  SH               Sole                  401,965
Lattice Semiconductor   COM   518415104   28,003      405,110  SH               Sole                  405,110
National City Corp      COM   635405103   26,312    1,542,108  SH               Sole                1,542,108
QLT Phototherapeutics   COM   746927102   22,376      289,429  SH               Sole                  289,429
American Italian Pasta  COM   027070101   18,601      899,120  SH               Sole                  899,120
Del Webb Corporation    COM   947423109   17,992    1,174,990  SH               Sole                1,174,990
Whitehall Jewellers Inc COM   965063100   14,190      761,901  SH               Sole                  761,901
Conseco                 COM   208464107   14,115    1,447,740  SH               Sole                1,447,740
Hyperion Solutions Corp COM   44914M104   12,348      380,670  SH               Sole                  380,670
Westwood One Inc.       COM   961815107   11,705      342,990  SH               Sole                  342,990
Stone Energy Corp.      COM   861642106   11,289      188,930  SH               Sole                  188,930
Mitchell Energy Cl'B'   COM   606592202   11,198      354,780  SH               Sole                  354,780
Dean Foods              COM   242361103   10,786      340,393  SH               Sole                  340,393
USX Marathon GP         COM   902905827   10,534      420,310  SH               Sole                  420,310
Keithley Instruments    COM   487584104   10,486      120,360  SH               Sole                  120,360
Steel Dynamics          COM   858119100    9,069    1,000,735  SH               Sole                1,000,735
Linear Technology       COM   535678106    8,513      133,150  SH               Sole                  133,150
Tiffany & Co.           COM   886547108    7,049      104,435  SH               Sole                  104,435
Brush Engineered Mtrl.  COM   117421107    7,037      450,380  SH               Sole                  450,380
Altera Corporation      COM   021441100    5,542       54,370  SH               Sole                   54,370
Imation Corp.           COM   45245A107    4,961      168,895  SH               Sole                  168,895
PRI Automation          COM   69357H106    3,462       52,940  SH               Sole                   52,940
LSI Logic Corporation   COM   502161102    3,167       58,510  SH               Sole                   58,510
Neon Systems            COM   640509105    3,127      166,750  SH               Sole                  166,750
Photronics Inc Com      COM   719405102    3,006      105,940  SH               Sole                  105,940
Wilson The Leather Exp  COM   972463103    2,932      199,640  SH               Sole                  199,640
Trimeris Inc.           COM   896263100    2,902       41,500  SH               Sole                   41,500
Credence Systems Corp   COM   225302108    2,896       52,480  SH               Sole                   52,480
Broadcom Corporation    COM   111320107    2,485       11,350  SH               Sole                   11,350
BP Amoco                COM   055622104    2,028       35,848  SH               Sole                   35,848
Finisar Corporation     COM   31787A101    1,984       75,760  SH               Sole                   75,760
JDS Uniphase Corp.      COM   46612J101    1,796       14,986  SH               Sole                   14,986
Carnival                COM   143658102    1,580       81,020  SH               Sole                   81,020
Global Telesystems      COM   37936U104    1,268      105,114  SH               Sole                  105,114
Curtiss-Wright          COM   231561101    1,115       29,975  SH               Sole                   29,975
Crossman Communities    COM   22764E109    1,061       64,324  SH               Sole                   64,324
Qlogic                  COM   747277101    1,027       15,550  SH               Sole                   15,550
Integrated Device Tech. COM   458118106      982       16,400  SH               Sole                   16,400
SDL Inc.                COM   784076101      970        3,400  SH               Sole                    3,400
Bluegreen               COM   096231105      853      310,130  SH               Sole                  310,130
Retek Inc.              COM   76128Q109      800       25,000  SH               Sole                   25,000
Metro-Goldwyn-Mayer Inc COM   591610100      795       30,412  SH               Sole                   30,412
McKesson HBOC, Inc.     COM   58155Q103      778       37,160  SH               Sole                   37,160
Power Integrations      COM   739276103      743       31,530  SH               Sole                   31,530
Cabletron Systems Inc.  COM   126920107      710       28,100  SH               Sole                   28,100
Advanced Fibre Comm.    COM   00754A105      657       14,500  SH               Sole                   14,500
Global Marine           COM   379352404      629       22,300  SH               Sole                   22,300
Cree Inc.               COM   225447101      627        4,700  SH               Sole                    4,700
Cypress Semiconductor   COM   232806109      621       14,695  SH               Sole                   14,695
Aware Inc. Mass         COM   05453N100      619       12,100  SH               Sole                   12,100
BJ Svcs. Co.            COM   055482103      594        9,500  SH               Sole                    9,500
National Semiconductor  COM   637640103      579       10,200  SH               Sole                   10,200
Polymer Group Inc       COM   731745105      475       51,400  SH               Sole                   51,400
Triangle Pharmaceutical COM   89589H104      475       52,385  SH               Sole                   52,385
Sonus Networks Inc.     COM   835916107      426        2,700  SH               Sole                    2,700
Conoco Inc., Cl B       CL B  208251405      393       16,000  SH               Sole                   16,000
Conoco Inc., Cl A       CL A  208251306      374       17,000  SH               Sole                   17,000
Rational Software       COM   75409P202      366        3,937  SH               Sole                    3,937
Copper Mountain Network COM   217510106      300        3,400  SH               Sole                    3,400
LTV Corp.               COM   501921100      267       92,790  SH               Sole                   92,790
Accredo Health Inc.     COM   00437V104      242        7,000  SH               Sole                    7,000
Abbott Laboratories     COM   002824100      232        5,200  SH               Sole                    5,200
BF Goodrich             COM   382388106      206        6,040  SH               Sole                    6,040
Cisco Systems, Inc.     COM   17275R102      205        3,233  SH               Sole                    3,233
Sunterra Corp.          COM   86787D109      122      529,195  SH               Sole                  529,195
